COMMITMENTS AND CONTINGENCY - Purchase commitment (Details) - Dec. 31, 2025 - Purchase Commitment	CNY (¥)	USD ($)
Purchase commitment
2026	¥ 44,067,538	$ 6,301,574
Total minimum payments required	¥ 44,067,538	$ 6,301,574